Nicholas Fixed Income Alternative ETF
Schedule of Investments
January 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 94.5%		Par	Value
United States Treasury Note/Bond
0.50%, 03/31/2025		$75,781,000	$75,349,722
3.00%, 07/15/2025		41,925,000	41,687,614
4.63%, 10/15/2026		37,012,000	37,236,819
TOTAL U.S. TREASURY SECURITIES (Cost $154,346,635)			154,274,155

PURCHASED OPTIONS - 4.2%(a)(b)(c)(d)	Notional Amount	Contracts
Call Options - 4.1%			$–
Financial Select Sector SPDR Fund, Expiration: 02/21/2025; Exercise Price: $45.00	$4,374,950	850	518,500
Industrial Select Sector SPDR Fund, Expiration: 02/21/2025; Exercise Price: $129.00	8,301,000	600	600,000
iShares 20+ Year Treasury Bond ETF, Expiration: 05/16/2025; Exercise Price: $78.00	4,826,800	550	562,375
iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $50.00	13,850,400	2,400	2,790,000
Russell 2000 Index, Expiration: 03/31/2025; Exercise Price: $2,250.00	20,589,228	90	877,500
SPDR S&P 500 ETF, Expiration: 03/21/2025; Exercise Price: $565.00	18,054,600	300	1,302,000
Total Call Options			6,650,375

Put Options - 0.1%			$–
Russell 2000 Index, Expiration: 03/31/2025; Exercise Price: $2,100.00	20,589,228	90	174,600
TOTAL PURCHASED OPTIONS (Cost $6,357,827)			6,824,975

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%		Shares
First American Government Obligations Fund - Class X, 4.32% (e)		1,306,593	1,306,593
TOTAL SHORT-TERM INVESTMENTS (Cost $1,306,593)			1,306,593

TOTAL INVESTMENTS - 99.5% (Cost $162,011,055)			162,405,723
Other Assets in Excess of Liabilities - 0.5%			787,686
TOTAL NET ASSETS - 100.0%			$163,193,409
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Nicholas Fixed Income Alternative ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.0)%
Financial Select Sector SPDR Fund, Expiration: 02/21/2025; Exercise Price: $52.00	$(4,374,950)	(850)	$(47,175)
Industrial Select Sector SPDR Fund, Expiration: 02/21/2025; Exercise Price: $140.00	(8,301,000)	(600)	(72,000)
iShares 20+ Year Treasury Bond ETF, Expiration: 05/16/2025; Exercise Price: $93.00	(4,826,800)	(550)	(56,650)
iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $66.00	(13,850,400)	(2,400)	(1,056,000)
Russell 2000 Index, Expiration: 03/31/2025; Exercise Price: $2,400.00	(20,589,228)	(90)	(256,500)
SPDR S&P 500 ETF, Expiration: 03/21/2025; Exercise Price: $620.00	(18,054,600)	(300)	(135,150)
Total Call Options			(1,623,475)

Put Options - (0.3)%
Russell 2000 Index, Expiration: 03/31/2025; Exercise Price: $2,250.00	(20,589,228)	(90)	(490,500)
TOTAL WRITTEN OPTIONS (Premiums received $2,299,369)			$(2,113,975)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Nicholas Fixed Income Alternative ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$154,274,155	$–	$154,274,155
Purchased Options	–	6,824,975	–	6,824,975
Money Market Funds	1,306,593	–	–	1,306,593
Total Investments	$1,306,593	$161,099,130	$–	$162,405,723

Liabilities:
Investments:
Written Options	$–	$(2,113,975)	$–	$(2,113,975)
Total Investments	$–	$(2,113,975)	$–	$(2,113,975)